Payroll costs, share based payments and management incentive schemes - Initial Options (Details) € in Millions			1 Months Ended		12 Months Ended
	Jul. 10, 2025 shares	Jul. 10, 2024 shares	Apr. 30, 2024 shares	Feb. 28, 2023 shares	Dec. 31, 2025 shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting of Non-Executive Restricted Stock award | €						€ 0.0	€ 0.0
Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	36,738				631,994	476,552	761,544
Number of equity instruments outstanding in share-based payment arrangement (in shares)					3,285,141	3,128,416	2,503,002	2,699,157
Number of other equity instruments granted in share-based payment arrangement					1,459,731	1,486,252	1,296,137
Number of other equity instruments forfeited in share-based payment arrangement					(671,012)	(255,238)	(559,169)
Number of other equity instruments expired in share-based payment arrangement						129,048	171,579
Non-Executive Director | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement		23,118
January 1, 2018 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement							193,990
Number of equity instruments outstanding in share-based payment arrangement (in shares)							0	193,990
Number of other equity instruments granted in share-based payment arrangement							0
Number of other equity instruments forfeited in share-based payment arrangement							0
Number of other equity instruments expired in share-based payment arrangement							0
January 1, 2019 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement							152,695
Number of equity instruments outstanding in share-based payment arrangement (in shares)							0	152,695
Number of other equity instruments granted in share-based payment arrangement							0
Number of other equity instruments forfeited in share-based payment arrangement							0
Number of other equity instruments expired in share-based payment arrangement							0
January 1, 2020 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement				222,780			414,859
Number of equity instruments outstanding in share-based payment arrangement (in shares)						0		598,173
Number of other equity instruments granted in share-based payment arrangement						0
Number of other equity instruments forfeited in share-based payment arrangement							(11,735)
Number of other equity instruments expired in share-based payment arrangement							171,579
january 1, 2021 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement			256,687			476,552	0
Number of equity instruments outstanding in share-based payment arrangement (in shares)						0	605,600	683,549
Number of other equity instruments granted in share-based payment arrangement						0	0
Number of other equity instruments forfeited in share-based payment arrangement						0	(77,949)
Number of other equity instruments expired in share-based payment arrangement						129,048	0
January 1, 2022 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement			349,823		555,994	0	0
Number of equity instruments outstanding in share-based payment arrangement (in shares)					0	704,983	730,594	894,750
Number of other equity instruments granted in share-based payment arrangement					0	0	0
Number of other equity instruments forfeited in share-based payment arrangement					(148,989)	(25,611)	(164,156)
Number of other equity instruments expired in share-based payment arrangement						0	0
January 1, 2023 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement					0	0	0
Number of equity instruments outstanding in share-based payment arrangement (in shares)					777,155	922,250	1,003,808	0
Number of other equity instruments granted in share-based payment arrangement					0	0	1,209,137
Number of other equity instruments forfeited in share-based payment arrangement					(145,095)	(81,558)	(205,329)
Number of other equity instruments expired in share-based payment arrangement						0	0
Other | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement					76,000	0	0
Number of equity instruments outstanding in share-based payment arrangement (in shares)					589,991	441,991	163,000	176,000
Number of other equity instruments granted in share-based payment arrangement					259,000	292,991	87,000
Number of other equity instruments forfeited in share-based payment arrangement					(35,000)	(14,000)	(100,000)
Number of other equity instruments expired in share-based payment arrangement						0	0
January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement			1,193,261
January 1, 2024 | Restricted Stock1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement					0	0
Number of equity instruments outstanding in share-based payment arrangement (in shares)					873,507	1,059,192	0
Number of other equity instruments granted in share-based payment arrangement			47,749		0	1,193,261
Number of other equity instruments forfeited in share-based payment arrangement					(185,685)	(134,069)
Number of other equity instruments expired in share-based payment arrangement						0